Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8 – Commitments and Contingencies

Operating Leases

The Company leases its warehouses and office space under long-term lease arrangements. None of its leases include characteristics specified in ASC 842, Leases, that require classification as financing leases, and accordingly, these leases are accounted for as operating leases. The Company does not recognize an ROU asset and lease liability for short-term leases, which have terms of 12 months or less. For longer-term lease arrangements that are recognized on the Company’s Balance Sheet, the ROU asset and lease liability are initially measured at the commencement date based upon the present values of the lease payments due under the leases.

The implicit interest rates of the Company’s lease arrangements are generally not readily determinable and as such, the Company applies an incremental borrowing rate, which is established based upon the information available at the lease commencement date, to determine the present value of lease payments due under the arrangement. Under ASC 842, the incremental borrowing rate (“IBR”) for leases must be (1) a rate of interest over a similar term, and (2) for an amount that is equal to the lease payments. The Company uses both the Federal Reserve Economic Data U.S. corporate debt effective yield and the U.S. Treasury rates adjusted for credit spread as the primary data points for purposes of determining the IBR.

In the first quarter of 2022, the Company entered into two new long-term, non-cancelable operating lease agreements for office and warehouse space resulting in the Company recognizing an additional lease liability of $2,348,509, representing the present value of the lease payments discounted using an effective interest rate of 8.07% and 8.86%, and corresponding ROU assets of $2,348,509. The leases expire in December 2026 and December 2028, the latter of which contains one three-year option to renew.

In the first quarter of 2021, the Company entered into a long-term, non-cancelable operating lease agreement for office and warehouse space resulting in the Company recognizing an additional lease liability totaling of $1,268,089, representing the present value of the lease payments discounted using an effective interest rate of 7.47% and a corresponding ROU asset of $1,268,089. The lease expires in January 2028 and contains one three-year option to renew.

The Company had another lease that expired in January 2023 and was terminated at that time. The relating right of use asset and lease liability were written off at that time. The company has one further lease that expires in February 2025. The leases generally provide for annual increases based on a fixed amount and generally require the Company to pay real estate taxes, insurance, and repairs.

On September 19, 2024, the Company signed a Termination of Commercial Lease Agreement regarding the lease previously contracted to end in December 2028. The cancelation was effective September 30, 2024. The corresponding ROU asset and lease liability were therefore removed from the Company’s balance sheet effective September 30, 2024.

The following is a summary of total lease costs during the three and nine months ended September 30, 2024 and 2023:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Operating lease cost	$91,463	$187,315	$465,124	$562,660
Short-term lease costs	206	—	206	150
Variable lease costs	—	—	—	—
Sublease income	(10,753)	(10,440)	(32,051)	(39,476)
Total lease costs	$80,916	$176,875	$433,279	$523,334

The weighted-average remaining lease term was 3.13 years and 4.54 years as of September 30, 2024 and December 31, 2023, respectively. The weighted average discount rate was 7.66% and 8.47% as of September 30, 2024 and December 31, 2023, respectively. Operating cash flows from the operating leases totaled $132,264 and $116,591 for the three months ended September 30, 2024 and 2023, respectively, and $387,614 and $336,802 for the nine months ended September 30, 2024 and 2023, respectively.

The total lease liability as of September 30, 2024 and December 31, 2023 was $866,993 and $2,764,089, respectively.

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of September 30, 2024, for years ending September 30:

Total
2025	$316,523
2026	305,811
2027	269,432
2028	85,834
2029	—
Thereafter	—
Total future minimum lease payments	$977,600
Less imputed interest	(110,607)
Total	$866,993
Current lease liability	$260,024
Non-current lease liability	606,969
Total	$866,993

Subleases

As of September 30, 2024, the Company subleases office and warehouse space under one of its existing operating leases with similar terms as the Company’s lease agreements. Two additional leases terminated in February 2023. Because the Company is not relieved of its primary obligations under the original lease, the Company accounts for the subleases as a lessor. Sublease rental income is recorded based on the contractual rental payments which are not substantially different from recognition on a straight-line basis over the lease term and totaled $10,753 and $10,440 during the three months ended September 30, 2024 and 2023, respectively, and $32,051 and $39,476 during the nine months ended September 30, 2024 and 2023, respectively. As of September 30, 2024 and December 31, 2023, deferred income totaled $4,549 and $4,445, respectively, and is included in accrued expenses and other current liabilities on the accompanying Balance Sheets.

The total future minimum sublease payments are $17,922, all due in the 12 months ending September 30, 2025.

Litigation

The Company may be involved from time to time in litigation or claims arising in the ordinary course of its business. While the ultimate liability, if any, arising from these claims cannot be determined with certainty, the Company believes that the resolution of any such matters will not likely have a material adverse effect on the Company’s financial statements.

Nasdaq Listing Requirement

On September 6, 2024, the Company received a staff determination from The Nasdaq Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) to delist the Company’s common stock from The Nasdaq Capital Market indicating that (i) the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2) because the closing bid price per share for the Company’s common stock had closed below $1.00 for the previous 30 consecutive business days, and (ii) the Company is subject to the provisions contemplated under Nasdaq Listing Rule 5810(c)(3)(A)(iii) because, as of September 5, 2024, the Company’s common stock had a closing bid price of $0.10 or less for at least ten consecutive trading days (the “Staff Determination”).

On September 12, 2024, the Company requested an appeal hearing on the Staff Determination from a Hearings Panel (the “Panel”) by filing a hearing request with Nasdaq pursuant to the procedures set forth in the Nasdaq Listing Rules, staying the delisting of the common stock pending the Panel’s decision.

Upon successful completion of the Reverse Stock Split, the Company received a letter from the Nasdaq Office of General Counsel on October 23, 2024, advising the Company that it had regained compliance with the minimum bid price continued listing requirements in Listing Rule 5550(a)(2) and that the Company is therefore in compliance with Nasdaq’s listing requirements. Consequently, the scheduled hearing before the Panel on October 24, 2024, was cancelled. The Company’s common stock continues to be listed and traded on The Nasdaq Capital Market.

See Note 13 – “Subsequent Events” in this Quarterly Report for additional information about the Reverse Stock Split and the Nasdaq Listing Requirement.

10. Commitments and Contingencies

Operating Leases

The Company leases its warehouses and office space under long-term lease arrangements. None of its leases include characteristics specified in ASC 842, Leases, that require classification as financing leases, and accordingly, these leases are accounted for as operating leases. The Company does not recognize a right-of-use asset and lease liability for short term leases, which have terms of 12 months or less. For longer-term lease arrangements that are recognized on the Company’s Balance Sheet, the right-of-use asset and lease liability are initially measured at the commencement date based upon the present values of the lease payments due under the leases.

The implicit interest rates of the Company’s lease arrangements are generally not readily determinable and as such, the Company applies an incremental borrowing rate, which is established based upon the information available at the lease commencement date, to determine the present value of lease payments due under the arrangement. Under ASC 842, the incremental borrowing rate (“IBR”) for leases must be (1) a rate of interest over a similar term, and (2) for an amount that is equal to the lease payments. The Company uses both the Federal Reserve Economic Data U.S. corporate debt effective yield and the U.S. Treasury rates adjusted for credit spread as the primary data points for purposes of determining the IBR.

In the first quarter of 2022, the Company entered into two new long-term, non-cancelable operating lease agreements for office and warehouse space resulting in the Company recognizing an additional lease liability totaling of $2,348,509, representing the present value of the lease payments discounted using an effective interest rate of 8.07% and 8.86%, and corresponding right-of-use assets of $2,348,509. The leases expire in December 2026 and December 2028. The second lease contains one three-year option to renew. The lease is guaranteed by a co-founder.

In the first quarter of 2021, the Company entered into a long-term, non-cancelable operating lease agreement for office and warehouse space resulting in the Company recognizing an additional lease liability totaling of $1,268,089, representing the present value of the lease payments discounted using an effective interest rate of 7.47% and a corresponding right-of-use asset of $1,268,089. The lease expires in January 2028 and contains one three-year option to renew. The lease is guaranteed by a co-founder.

The Company has two other leases-one that expired in January 2023 and one that expires in February 2025. The leases generally provide for annual increases based on a fixed amount and generally require the Company to pay real estate taxes, insurance, and repairs. Both leases are guaranteed by a co-founder.

The following is a summary of total lease costs for the years ending December 31, 2023 and 2022:

	Years Ended December 31,
	2023	2022
Operating lease cost	$749,975	$760,743
Short-term lease costs	150	3,527
Variable lease costs	—	—
Sublease income	(49,916)	(123,386)
Total	$800,041	$640,884

The weighted-average remaining lease term was 4.54 years and 5.49 years as of December 31, 2023 and 2022, respectively. The weighted average discount rate was 8.47% and 8.48%, as of December 31, 2023 and 2022, respectively. Operating cash flows from the operating leases totaled $441,937 and $440,139 for the years ended December 31, 2023 and 2022, respectively.

The total lease liability as of December 31, 2023 and 2022 was $2,764,089 and $3,220,019, respectively.

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of December 31, 2023, for the years ending December 31:

Total
2024	$736,185
2025	719,604
2026	732,061
2027	694,040
2028	471,735
Thereafter	-
Total future minimum lease payments	3,353,625
Less imputed interest	(589,536)
Total	$2,764,089

Current lease liability	$522,764
Noncurrent lease liability	2,241,324
Total	$2,764,089

Subleases

As of December 31, 2023, the Company subleases office and warehouse space under one of its existing operating leases with similar terms as the Company’s lease agreements. Two additional leases ended in February, 2023. Because the Company is not relieved of its primary obligations under the original lease, the Company accounts for the subleases as a lessor. Sublease rental income is recorded based on the contractual rental payments which are not substantially different from recognition on a straight-line basis over the lease term and totaled $49,916 and $123,386 during the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, deferred income and a sublease deposit totaled $4,445 and $14,168, respectively, and is included in accrued expenses and other current liabilities on the accompanying Balance Sheets.

The following are the total future minimum sublease payments as of December 31, 2023:

Years ending December 31,
2024	$42,804
2025	7,169
2026	-
Total future minimum lease payments	$49,973

Litigation

The Company may be involved from time to time in litigation or claims arising in the ordinary course of its business. While the ultimate liability, if any, arising from these claims cannot be determined with certainty, the Company believes that the resolution of any such matters will not likely have a material adverse effect on the Company’s financial statements.

On November 22, 2022, the Company received notice of a complaint (the “Complaint”) filed against it in Oregon state court by Ravi Sinha. The Complaint alleged, inter alia, that Mr. Sinha was entitled to 282,284 shares of the Company’s common stock, or in the alternative, $300,000 plus interest in connection with services he previously rendered the Company as its chief executive officer. On March 21, 2023, the Company entered into a settlement agreement with Mr. Sinha, and the matter has been resolved with $30,000 cash and the issuance of 52,000 shares of common stock at the closing price of $4.84 per share on March 31, 2023, for a total settlement value of $281,680 (see Note 11, Stockholders’ Equity).